Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio
September 30, 2022
VIPFLI-II-NPRT3-1122
1.822345.117
Domestic Equity Funds - 14.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	16,364	612,354
VIP Equity-Income Portfolio Investor Class (a)	26,362	576,804
VIP Growth & Income Portfolio Investor Class (a)	32,510	709,358
VIP Growth Portfolio Investor Class (a)	12,237	864,915
VIP Mid Cap Portfolio Investor Class (a)	5,739	177,231
VIP Value Portfolio Investor Class (a)	27,546	418,692
VIP Value Strategies Portfolio Investor Class (a)	15,702	206,325
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,628,320)		3,565,679

International Equity Funds - 18.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	225,828	1,987,288
VIP Overseas Portfolio Investor Class (a)	139,063	2,624,122
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,862,903)		4,611,410

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	400,668	3,858,437
Fidelity International Bond Index Fund (a)	84,026	742,786
Fidelity Long-Term Treasury Bond Index Fund (a)	99,319	1,027,956
VIP High Income Portfolio Investor Class (a)	94,527	420,646
VIP Investment Grade Bond II Portfolio - Investor Class (a)	868,808	8,079,914
TOTAL BOND FUNDS (Cost $15,318,410)		14,129,739

Short-Term Funds - 12.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $3,042,658)	3,042,658	3,042,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,852,291)	25,349,486
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	25,349,496

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,092,592	941,983	591,271	-	(24,134)	(560,733)	3,858,437
Fidelity International Bond Index Fund	564,604	379,924	114,214	3,234	(7,591)	(79,937)	742,786
Fidelity Long-Term Treasury Bond Index Fund	999,535	569,057	196,916	18,474	(13,577)	(330,143)	1,027,956
VIP Contrafund Portfolio Investor Class	893,388	193,877	203,047	8,177	(13,377)	(258,487)	612,354
VIP Emerging Markets Portfolio Investor Class	2,807,309	540,053	529,218	-	(45,510)	(785,346)	1,987,288
VIP Equity-Income Portfolio Investor Class	944,944	102,674	348,724	1,174	25,992	(148,082)	576,804
VIP Government Money Market Portfolio Investor Class 2.69%	4,284,312	442,688	1,684,342	18,128	-	-	3,042,658
VIP Growth & Income Portfolio Investor Class	1,075,654	167,257	391,935	2,022	93,122	(234,740)	709,358
VIP Growth Portfolio Investor Class	913,726	505,049	252,187	41,792	(16,684)	(284,989)	864,915
VIP High Income Portfolio Investor Class	663,459	22,189	183,099	251	(16,802)	(65,101)	420,646
VIP Investment Grade Bond II Portfolio - Investor Class	-	9,650,003	938,259	-	(25,386)	(606,444)	8,079,914
VIP Investment Grade Bond Portfolio Investor Class	11,062,752	822,718	10,481,988	505,498	(854,674)	(548,808)	-
VIP Mid Cap Portfolio Investor Class	262,132	44,052	68,959	5,908	(4,267)	(55,727)	177,231
VIP Overseas Portfolio Investor Class	3,653,919	967,102	630,268	27,647	(60,395)	(1,306,236)	2,624,122
VIP Value Portfolio Investor Class	692,431	70,507	255,808	8,793	34,004	(122,442)	418,692
VIP Value Strategies Portfolio Investor Class	339,407	27,393	108,550	2,836	18,317	(70,242)	206,325
	33,250,164	15,446,526	16,978,785	643,934	(910,962)	(5,457,457)	25,349,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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